Note Payables (Details) - Schedule of Bank Loan - Dec. 31, 2022	USD ($)	CNY (¥)
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 3,102,103	¥ 21,398,016
Bank loans 1 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 4,542	¥ 31,330
Bank loans interest rate
Bank loans 1 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jul. 05, 2022	Jul. 05, 2022
Bank loans 1 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jan. 05, 2023	Jan. 05, 2023
Bank loans 2 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 82,854	¥ 571,520
Bank loans interest rate
Bank loans 2 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jul. 05, 2022	Jul. 05, 2022
Bank loans 2 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jan. 05, 2023	Jan. 05, 2023
Bank loans 3 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 32,769	¥ 226,038
Bank loans interest rate
Bank loans 3 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jul. 05, 2022	Jul. 05, 2022
Bank loans 3 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jan. 05, 2023	Jan. 05, 2023
Bank loans 4 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 67,450	¥ 465,260
Bank loans interest rate
Bank loans 4 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jul. 05, 2022	Jul. 05, 2022
Bank loans 4 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jan. 05, 2023	Jan. 05, 2023
Bank loans 5 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 4,349	¥ 30,000
Bank loans interest rate
Bank loans 5 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jul. 05, 2022	Jul. 05, 2022
Bank loans 5 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jan. 05, 2023	Jan. 05, 2023
Bank loans 6 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 127,838	¥ 881,816
Bank loans interest rate
Bank loans 6 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jul. 05, 2022	Jul. 05, 2022
Bank loans 6 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jan. 05, 2023	Jan. 05, 2023
Bank loans 7 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 80,297	¥ 553,877
Bank loans interest rate
Bank loans 7 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jul. 05, 2022	Jul. 05, 2022
Bank loans 7 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jan. 05, 2023	Jan. 05, 2023
Bank loans 8 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 30,011	¥ 207,010
Bank loans interest rate
Bank loans 8 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jul. 05, 2022	Jul. 05, 2022
Bank loans 8 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jan. 05, 2023	Jan. 05, 2023
Bank loans 9 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 78,259	¥ 539,826
Bank loans interest rate
Bank loans 9 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jul. 05, 2022	Jul. 05, 2022
Bank loans 9 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jan. 05, 2023	Jan. 05, 2023
Bank loans 10 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 14,497	¥ 100,000
Bank loans interest rate
Bank loans 10 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 10 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 11 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 20,155	¥ 139,026
Bank loans interest rate
Bank loans 11 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 11 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 12 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 41,010	¥ 282,886
Bank loans interest rate
Bank loans 12 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 12 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 13 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 124,402	¥ 858,112
Bank loans interest rate
Bank loans 13 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 13 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 14 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 4,053	¥ 27,960
Bank loans interest rate
Bank loans 14 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 14 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 15 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 14,497	¥ 100,000
Bank loans interest rate
Bank loans 15 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 15 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 16 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 4,349	¥ 30,000
Bank loans interest rate
Bank loans 16 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 16 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 17 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 5,861	¥ 40,425
Bank loans interest rate
Bank loans 17 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 17 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 18 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 10,221	¥ 70,500
Bank loans interest rate
Bank loans 18 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 18 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 19 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 52,113	¥ 359,472
Bank loans interest rate
Bank loans 19 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 02, 2022	Aug. 02, 2022
Bank loans 19 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Feb. 02, 2023	Feb. 02, 2023
Bank loans 20 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 67,269	¥ 464,013
Bank loans interest rate
Bank loans 20 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 20 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 21 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 33,341	¥ 229,985
Bank loans interest rate
Bank loans 21 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 21 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 22 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 12,600	¥ 86,916
Bank loans interest rate
Bank loans 22 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 22 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 23 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 37,439	¥ 258,251
Bank loans interest rate
Bank loans 23 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 23 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 24 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 43,315	¥ 298,780
Bank loans interest rate
Bank loans 24 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 24 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 25 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 40,396	¥ 278,644
Bank loans interest rate
Bank loans 25 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 25 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 26 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 123,998	¥ 855,329
Bank loans interest rate
Bank loans 26 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 26 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 27 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 14,497	¥ 100,000
Bank loans interest rate
Bank loans 27 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 27 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 28 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 4,349	¥ 30,000
Bank loans interest rate
Bank loans 28 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 28 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 29 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 8,988	¥ 62,000
Bank loans interest rate
Bank loans 29 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 29 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 30 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 3,169	¥ 21,860
Bank loans interest rate
Bank loans 30 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 30 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 31 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 30,425	¥ 209,866
Bank loans interest rate
Bank loans 31 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 31 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 32 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 7,307	¥ 50,400
Bank loans interest rate
Bank loans 32 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Aug. 31, 2022	Aug. 31, 2022
Bank loans 32 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 33 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 7,224	¥ 49,831
Bank loans interest rate
Bank loans 33 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 33 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 34 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 12,700	¥ 87,599
Bank loans interest rate
Bank loans 34 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 34 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 35 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 7,627	¥ 52,612
Bank loans interest rate
Bank loans 35 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 35 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 36 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 14,943	¥ 103,073
Bank loans interest rate
Bank loans 36 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 36 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 37 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 14,554	¥ 100,393
Bank loans interest rate
Bank loans 37 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 37 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 38 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 26,334	¥ 181,651
Bank loans interest rate
Bank loans 38 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 38 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 39 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 17,311	¥ 119,406
Bank loans interest rate
Bank loans 39 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 39 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 40 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 43,172	¥ 297,799
Bank loans interest rate
Bank loans 40 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 40 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 41 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 107,113	¥ 738,855
Bank loans interest rate
Bank loans 41 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 41 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 42 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 5,799	¥ 40,000
Bank loans interest rate
Bank loans 42 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 42 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 43 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 19,578	¥ 135,047
Bank loans interest rate
Bank loans 43 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 43 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 44 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 14,497	¥ 100,000
Bank loans interest rate
Bank loans 44 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 44 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 45 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 43,492	¥ 300,000
Bank loans interest rate
Bank loans 45 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 45 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 46 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 43,492	¥ 300,000
Bank loans interest rate
Bank loans 46 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 46 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 47 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 28,994	¥ 200,000
Bank loans interest rate
Bank loans 47 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 47 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 48 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 28,994	¥ 200,000
Bank loans interest rate
Bank loans 48 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Sep. 29, 2022	Sep. 29, 2022
Bank loans 48 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Mar. 29, 2023	Mar. 29, 2023
Bank loans 49 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 125,765	¥ 867,518
Bank loans interest rate
Bank loans 49 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Oct. 31, 2022	Oct. 31, 2022
Bank loans 49 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 50 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 964	¥ 6,650
Bank loans interest rate
Bank loans 50 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Oct. 31, 2022	Oct. 31, 2022
Bank loans 50 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 51 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 27,822	¥ 191,912
Bank loans interest rate
Bank loans 51 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Oct. 31, 2022	Oct. 31, 2022
Bank loans 51 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 52 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 102,763	¥ 708,849
Bank loans interest rate
Bank loans 52 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Oct. 31, 2022	Oct. 31, 2022
Bank loans 52 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 53 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 49,216	¥ 339,490
Bank loans interest rate
Bank loans 53 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Oct. 31, 2022	Oct. 31, 2022
Bank loans 53 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 54 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 15,235	¥ 105,088
Bank loans interest rate
Bank loans 54 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Oct. 31, 2022	Oct. 31, 2022
Bank loans 54 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 55 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 38,845	¥ 267,948
Bank loans interest rate
Bank loans 55 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Oct. 31, 2022	Oct. 31, 2022
Bank loans 55 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Apr. 30, 2023	Apr. 30, 2023
Bank loans 56 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 340,372	¥ 2,347,854
Bank loans interest rate
Bank loans 56 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 56 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2023	Dec. 06, 2023
Bank loans 57 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 94,543	¥ 652,146
Bank loans interest rate
Bank loans 57 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 57 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2023	Dec. 06, 2023
Bank loans 58 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 375,190	¥ 2,588,025
Bank loans interest rate
Bank loans 58 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 58 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2023	Dec. 06, 2023
Bank loans 59 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 65,091	¥ 448,994
Bank loans interest rate
Bank loans 59 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 59 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jun. 06, 2023	Jun. 06, 2023
Bank loans 60 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 27,092	¥ 186,881
Bank loans interest rate
Bank loans 60 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 60 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jun. 06, 2023	Jun. 06, 2023
Bank loans 61 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 14,497	¥ 100,000
Bank loans interest rate
Bank loans 61 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 61 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jun. 06, 2023	Jun. 06, 2023
Bank loans 62 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 9,029	¥ 62,284
Bank loans interest rate
Bank loans 62 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 62 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jun. 06, 2023	Jun. 06, 2023
Bank loans 63 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 37,045	¥ 255,532
Bank loans interest rate
Bank loans 63 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 63 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jun. 06, 2023	Jun. 06, 2023
Bank loans 64 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 1,735	¥ 11,971
Bank loans interest rate
Bank loans 64 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 64 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jun. 06, 2023	Jun. 06, 2023
Bank loans 65 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 8,771	¥ 60,500
Bank loans interest rate
Bank loans 65 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 65 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jun. 06, 2023	Jun. 06, 2023
Bank loans 66 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 61,375	¥ 423,357
Bank loans interest rate
Bank loans 66 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 66 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jun. 06, 2023	Jun. 06, 2023
Bank loans 67 [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loans total	$ 44,310	¥ 305,649
Bank loans interest rate
Bank loans 67 [Member] | Minimum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Dec. 06, 2022	Dec. 06, 2022
Bank loans 67 [Member] | Maximum [Member]
Note Payables (Details) - Schedule of Bank Loan [Line Items]
Bank loan start period	Jun. 06, 2023	Jun. 06, 2023